COST OF REVENUE AND SERVICES	12 Months Ended
Dec. 31, 2021
COST OF REVENUE AND SERVICE
COST OF REVENUE AND SERVICES

NOTE 21 — COST OF REVENUE AND SERVICES

	31.12.2021	31.12.2020
Salaries and related expenses	6,764	1,184
Materials and models	1,516	63
Depriciation	56	59
Chip Development tools and Subcontractors	507	1,754
Total	8,843	3,060